Commitments, third-party guarantees, contingent assets and liabilities (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) Generator Utility	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)
Contractual Obligations [Abstract]
Corporate debt		$ 1,023,071	$ 993,725	$ 723,791
Loans with credit institutions (project debt) (Note 15)		4,010,825	4,123,856
Notes and bonds (project debt) (Note 15)		1,025,368	1,113,758
Purchase commitments	[1]	1,570,831	1,709,660
Accrued interest estimate during the useful life of loans		2,029,376	2,309,597
Lease commitments		107,600	94,600
Current lease commitments		7,300	5,300
Non-current lease commitments		100,300	89,300
Third-party Guarantees [Abstract]
Bank Bond and Surety Insurance deposited as guarantee		92,700	36,200
Issuance of guarantees previously issued by Abengoa		$ 174,200	159,800
Legal Proceedings [Abstract]
Number of utilities | Utility		2
Ownership interest		49.00%
Bottom of Range [Member]
Legal Proceedings [Abstract]
Number of individual power generators | Generator		230
2021 and 2022 [Member]
Contractual Obligations [Abstract]
Corporate debt		$ 27,881	23,648
Loans with credit institutions (project debt) (Note 15)		289,755	261,800
Notes and bonds (project debt) (Note 15)		45,650	50,558
Purchase commitments	[1]	79,261	93,791
Accrued interest estimate during the useful life of loans		267,645	286,724
2022/2023 and 2023/2024 [Member]
Contractual Obligations [Abstract]
Corporate debt		11,989	2,036
Loans with credit institutions (project debt) (Note 15)		624,633	583,259
Notes and bonds (project debt) (Note 15)		100,850	100,911
Purchase commitments	[1]	191,171	160,211
Accrued interest estimate during the useful life of loans		497,587	541,652
2024/2025 and 2025/2026 [Member]
Contractual Obligations [Abstract]
Corporate debt		433,232	450,169
Loans with credit institutions (project debt) (Note 15)		801,713	770,507
Notes and bonds (project debt) (Note 15)		108,512	109,884
Purchase commitments	[1]	159,297	172,776
Accrued interest estimate during the useful life of loans		427,159	468,060
Subsequent [Member]
Contractual Obligations [Abstract]
Corporate debt		549,969	517,872
Loans with credit institutions (project debt) (Note 15)		2,294,724	2,508,290
Notes and bonds (project debt) (Note 15)		770,355	852,405
Purchase commitments	[1]	1,141,102	1,282,881
Accrued interest estimate during the useful life of loans		836,985	$ 1,013,161
Abengoa [Member]
Legal Proceedings [Abstract]
Amount withdrawn from escrow					$ 2,500
Abengoa [Member] | Mexico [Member]
Legal Proceedings [Abstract]
Estimated maximum potential exposure		35,000
Amount held in escrow		$ 2,500

[1]	Purchase commitments include lease commitments for lease arrangements accounted for under IFRS 16 for $107.6 million as of December 31, 2021 ($94.6 million as of December 31, 2020), of which $7.3 million is due within one year and $100.3 million thereafter as of December 31, 2021 ($5.3 million due within one year and $89.3 million thereafter as of December 31, 2020).